ACCOUNTS RECEIVABLE (Details Narrative)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)
Receivables [Abstract]
Accounts receivable
Provision for doubtful accounts	$ 0	$ 0	$ 0